Cover	Mar. 20, 2023
Cover [Abstract]
Entity Registrant Name	Viking Energy Group, Inc.
Entity Central Index Key	0001102432
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 20, 2023
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-0199508
Written Communications	true
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-29219
Entity Address Address Line 1	15915 Katy Freeway Suite 450
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77094
City Area Code	281
Local Phone Number	404-4387